Pension and OPEB Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.46%	4.77%	4.94%
Rate of compensation increase	5.57%	5.65%	5.34%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.65%	4.99%	5.19%